REVENUES AND ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUES AND ENTITY WIDE DISCLOSURES

NOTE 10 – REVENUES AND ENTITY WIDE DISCLOSURES:

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. The Company manages its business based on one operating segment, as described in Note 1.

a.	Disaggregation of revenue

	Year ended on December 31,
	2023	2022
	USD in thousands
Development Services (customer A) (*)	422	317
Products	2,611	348
Revenue	3,033	665

(*)

During the second quarter of 2022, the Company completed the development of to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $422 thousand and $239 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.

In addition, following the commencement of the production phase, the Company recognized product revenues of $2,514 thousands during the year ended December 31, 2023 from the sale of units of the product developed in the context of these development services.

b.	Revenues by geographical area (based on the location of customers)

The following is a summary of revenues within geographic areas:

	Year ended on December 31,
	2023	2022
	USD in thousands
United States	2,983	553
United Kingdom	4	65
Israel	27	-
Other	19	47
	3,033	665

c.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constituted at least 10% of total revenues in a certain year):

	Year ended on
	December 31,
	2023	2022
	USD in thousands
Customer A	2,977	538

Customer B	-	65

d.	Contract fulfillment assets and Contract liabilities:

	December 31,
	2023	2022
	USD in thousands
Contract fulfillment assets	1,256	1,495
Contract liabilities	2,322	3,644

Contract liabilities include deferred service and advance payments.

The change in contract fulfillment assets:

	December 31,
	2023	2022
	USD in thousands

Balance at beginning of year	1,495	1,675
Contract costs recognized during the period	(239)	(180)
Balance at end of year	1,256	1,495

The change in contract liabilities:

	December 31,
	2023	2022
	USD in thousands

Balance at beginning of year	3,644	2,420
Deferred revenue relating to new sales	-	1,613
Revenue recognized during the year	(1,322)	(389)
Balance at end of year	2,322	3,644

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be recognized as revenue in future periods. As of December 31, 2023, the total RPO amounted to $2.3 million, which the Company expects to recognize over the expected manufacturing term of the product under development.

ODYSIGHT.AI INC. (Formerly known as ScoutCam Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS